Annual Total Returns- Vanguard Market Liquidity Fund (Investor) [BarChart] - Investor - Vanguard Market Liquidity Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.16%	0.15%	0.13%	0.12%	0.17%	0.59%	1.11%	2.04%	2.35%	0.58%